BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [Table Text Block]
Balance at of January 1, 2021	$78

Additions related to acquisitions of Trichome and MYM	848
Production costs capitalized	10,454
Changes in fair value less cost to sell due to biological transformation	7,210
Transferred to inventory upon harvest	(16,977)
Foreign exchange translation	74

Balance at of December 31, 2021	1,687

Production costs capitalized	7,744
Changes in fair value less cost to sell due to biological transformation	84
Transferred to inventory upon harvest	(9,025)
Restructuring disposal	(108)
Foreign exchange translation	62
Deconsolidation of Trichome (see Note 24)	(444)

Balance at of December 31, 2022	$-

Disclosure of detailed information about Impact on fair value of 10% increase/decrease in each input [Table Text Block]
	December 31,		10% change as at December 31,
	2022	2021	2022	2021

Average selling price per gram of dried cannabis (in CAD)	$3.21	$3.64	$60	$296
Average post-harvest costs per gram of dried cannabis (in CAD)	$0.75	$1.16	$17	$140
Attrition rate	51%	27%	44%	100%
Average yield per plant (in grams)	38	47	42	228
Average stage of growth	82%	47%	39%	212%